Note 8 - Property and Equipment (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Depreciation	$ 325,000	$ 316,000	$ 1,280,000	$ 1,239,000